OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 32,898	$ 27,805
Government institutions	6,994	6,340
Deferred installation expenses	7,742	5,659
Advances to suppliers	3,061	221
Employees	430	308
Others	1,858	1,061
Other current assets, net	$ 52,983	$ 41,394